BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SCHEDULE OF CASH AND CASH EQUIVALENTS
	June 30, 2023	December 31, 2022
Total cash in excess of FDIC limits of $250,000	$1,026,897	$949,677

	December 31, 2022	December 31, 2021
Total cash in excess of FDIC limits	$949,677	$-

SCHEDULE OF CONCENTRATION OF ACCOUNTS RECEIVABLE

Accounts receivable balance represents credit sales, sales on account and billing to vendors for advertising vendors’ products in our stores. Concentration of accounts receivable consist of the following:

	December 31, 2022	December 31, 2021

Customer A	17%	0%
Customer B	-	12%
Customer C	6%	30%

SCHEDULE OF CONTRACT LIABILITIES ACTIVITY

A summary of the contract liabilities activity at June 30, 2023 and December 31, 2022 is presented below:

	June 30, 2023	December 31, 2022
Beginning balance as January 1,	$198,606	$18,514
Issued	638,501	859,383
Redeemed	(635,391)	(623,348)
Breakage recognized	(54,247)	(55,943)
Ending balance	$147,469	$198,606

A summary of the contract liabilities activity for the years ended December 31, 2022 and 2021 is presented below:

	Year ended December 31,
	2022	2021
Beginning balance as of January1,	$18,514	$16,014
Issued	859,383	24,733
Redeemed	(623,348)	(21,764)
Breakage recognized	(55,943)	(469)
Ending balance as of December 31,	$198,606	$18,514

Greens Natural Foods, Inc. [Member]
SCHEDULE OF CONTRACT LIABILITIES ACTIVITY

A summary of the contract liabilities activity for the year ended December 31, 2021 is presented below:

Beginning Balance as of January 1, 2021	$327,006
Issued	87,782
Redeemed	(125,429)
Ending balance as of December 31, 2021	$289,359